DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income [Abstract]
Interest income		$ 24,189,599	$ 5,712,465	$ 4,805,054
Foreign exchange gain		270,215,879	87,014,477	36,881,692
Subtotal		294,405,478	92,726,942	41,686,746
Financial expenses [Abstract]
Interest expense	[1]	(24,627,599)	(21,170,971)	(27,103,059)
Foreign exchange loss		(479,075,435)	(162,261,989)	(75,483,148)
Subtotal		(503,703,034)	(183,432,960)	(102,586,207)
Other financial results [Abstract]
Notes repurchase results		0	(3,208,025)	(2,512,565)
Derivative financial instruments results		0	(397,309)	(489,617)
Fair value gains on financial instruments through profit or loss		195,808,868	75,136,140	7,224,284
Others		(2,771,374)	(2,399,617)	(2,991,575)
Subtotal		193,037,494	69,131,189	1,230,527
(Loss) / Gain on net monetary position		(56,520,664)	11,734,721	57,022,289
Total net financial results		(72,780,726)	(9,840,108)	(2,646,645)
Accrued interest on lease liabilities		$ 954,177	$ 1,191,598	$ 1,769,776

[1]	Includes Ps. 954,177, Ps. 1,191,598 and Ps. 1,769,776 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2023, 2022 and 2021.